Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 21, 2011
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Central Index Key	dei_EntityCentralIndexKey	0001352280
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 22, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep. 22, 2011
Prospectus Date	rr_ProspectusDate	Jul. 28, 2011
Columbia Flexible Capital Income Fund | Class A, C, I, R and W
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst1352280_SupplementTextBlock
Supplement dated September 22, 2011 to the Prospectus listed below

Fund	Prospectus Material Number	Effective Date
Columbia Flexible Capital Income Fund (Class A, C, I, R, W)	S-6609-99 A (7/11)	July 28, 2011

The first paragraph under the caption “Fees and Expenses of the Fund” in the Summary of the Fund is hereby revised and replaced as follows:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia and Columbia Acorn funds. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page 44 in the Fund’s Statement of Additional Information (SAI).